Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings (losses) [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity Beginning Balance at Jan. 31, 2021	$ (474.9)	$ 210.4	$ (154.0)	$ (575.9)	$ 35.5	$ 5.3	$ (478.7)	$ 3.8
Statement [LineItems]
Net income	794.6			793.9			793.9	0.7
Other comprehensive income	15.7			45.5	(38.4)	8.9	16.0	(0.3)
Total comprehensive income	810.3			839.4	(38.4)	8.9	809.9	0.4
Dividends	(43.1)			(43.1)			(43.1)
Issuance of subordinate shares	65.0	86.1	(21.1)				65.0
Repurchase of subordinate shares	(507.8)	(35.9)	152.8	(624.7)			(507.8)
Stock-based compensation	19.1		19.1				19.1
Other	(1.4)							(1.4)
Equity ending balance at Jan. 31, 2022	(132.8)	260.6	(3.2)	(404.3)	(2.9)	14.2	(135.6)	2.8
Statement [LineItems]
Net income	865.4	0.0	0.0	863.9	0.0	0.0	863.9	1.5
Other comprehensive income	81.2	0.0	0.0	46.5	10.6	23.2	80.3	0.9
Total comprehensive income	946.6	0.0	0.0	910.4	10.6	23.2	944.2	2.4
Dividends	(50.8)	0.0	0.0	(50.8)	0.0	0.0	(50.8)	0.0
Issuance of subordinate shares	10.8	15.4	(4.6)	0.0	0.0	0.0	10.8	0.0
Repurchase of subordinate shares	(252.8)	(20.2)	47.2	(279.8)	0.0	0.0	(252.8)	0.0
Stock-based compensation	19.4	0.0	19.4	0.0	0.0	0.0	19.4	0.0
Non-controlling interest arising on business combination	20.4	0.0	0.0	0.0	0.0	0.0	0.0	20.4
Obligation to repurchase a non-controlling interest	(20.4)	0.0	0.0	0.0	0.0	0.0	0.0	(20.4)
Other	(0.3)				(0.3)		(0.3)
Equity ending balance at Jan. 31, 2023	$ 540.1	$ 255.8	$ 58.8	$ 175.5	$ 7.4	$ 37.4	$ 534.9	$ 5.2